Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Series D Preferred Stock	Series A Preferred Stock	Series C Preferred Stock	Preferred Stock	Preferred Stock Series D Preferred Stock	Preferred Stock Series A Preferred Stock	Preferred Stock Series C Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital Series D Preferred Stock	Additional Paid-in Capital Series C Preferred Stock	Retained Earnings
Balance at Dec. 31, 2010	$ 6,928,882				$ 1,550,000				$ 206		$ 3,586,812			$ 1,791,864
Preferred stock, balance (in shares) at Dec. 31, 2010					429,707
Common stock, balance (in shares) at Dec. 31, 2010									2,853,255
Net income	2,334,717													2,334,717
Preferred stock dividends	(257,371)													(257,371)
Issuance of common stock (in shares)				263,369				263,369	203,848
Issuance of common stock	500,004			950,000				950,000	15		499,989
Underwriting costs, Series C preferred stock issuance				(40,768)									(40,768)
Balance at Dec. 31, 2011 (Scenario, Previously Reported)									221		4,046,033
Balance at Dec. 31, 2011	10,415,464				2,500,000				31,000		4,015,000			3,869,210
Common stock, balance (in shares) at Dec. 31, 2011 (Scenario, Previously Reported)									3,057,103
Preferred stock, balance (in shares) at Dec. 31, 2011	693,076				693,076
Common stock, balance (in shares) at Dec. 31, 2011	3,057,103								3,057,103
Net income	13,344,000													13,344,000
Stock option expense	7,000										7,000
Preferred stock dividends	(99,000)													(99,000)
Issuance of common stock (in shares)		6,048,058				6,049,000			408,000
Issuance of common stock	1,000,000	22,362,000				24,000,000			4,000		996,000	(1,638,000)
Redemption of Series A preferred stock (in shares)			(415,845)				(416,000)
Redemption of Series A preferred stock			(1,500,000)				(1,500,000)
Purchase of treasury stock	(910,000)									(910,000)
Purchases of treasury stock (in shares)	(315,350)								(315,000)
Balance at Sep. 30, 2012	44,619,000				25,000,000				35,000	(910,000)	3,380,000			17,114,000
Preferred stock, balance (in shares) at Sep. 30, 2012			0		6,326,000
Common stock, balance (in shares) at Sep. 30, 2012									3,150,000
Balance at Dec. 31, 2011 (Scenario, Previously Reported)									221		4,046,033
Balance at Dec. 31, 2011	10,415,464				2,500,000				31,000		4,015,000			3,869,210
Common stock, balance (in shares) at Dec. 31, 2011 (Scenario, Previously Reported)									3,057,103
Preferred stock, balance (in shares) at Dec. 31, 2011	693,076				693,076
Common stock, balance (in shares) at Dec. 31, 2011	3,057,103								3,057,103
Net income	17,085,386													17,085,386
Issuance of common stock under discretionary incentive plan	13,155										13,155
Preferred stock dividends	(118,534)													(118,534)
Issuance of common stock (in shares)		8,064,881				8,064,881			407,695
Issuance of common stock	1,000,000	31,999,990				31,999,990			29		999,971
Underwriting costs, Series D preferred stock issuance	(1,826,514)										(1,826,514)
Redemption of Series A preferred stock (in shares)							(415,845)
Redemption of Series A preferred stock			(1,500,000)				(1,500,000)
Purchase of treasury stock	(1,820,000)									(1,820,000)
Purchases of treasury stock (in shares)	(630,699)
Balance at Dec. 31, 2012 (Scenario, Previously Reported)									250		3,232,645
Balance at Dec. 31, 2012	55,248,947				32,999,990				28,000	(1,820,000)	3,205,000			20,836,062
Common stock, balance (in shares) at Dec. 31, 2012 (Scenario, Previously Reported)									3,464,798
Preferred stock, balance (in shares) at Dec. 31, 2012	8,342,112		0		8,342,112
Common stock, balance (in shares) at Dec. 31, 2012	3,464,798								2,834,000
Net income	18,850,000													18,850,000
Stock option expense	786,000										786,000
Issuance of stock warrant	1,522,000										1,522,000
Issuance of common stock under discretionary incentive plan	438,000									113,000	325,000
Issuance of common stock under discretionary incentive plan (in shares)									39,000
Preferred stock dividends	(27,000)													(27,000)
Conversion of preferred stock to common stock					(33,000,000)				84,000		32,916,000
Conversion of preferred stock to common stock (in shares)					(8,342,112)				8,342,000
Issuance of common stock under Rule 144A offering, net of initial purchaser's discount, placement fee and equity issuance costs	104,638,000								64,000		104,574,000
Issuance of common stock under Rule 144A offering, net of initial purchaser's discount, placement fee and equity issuance costs (in shares)									6,389,000
Purchases of treasury stock (in shares)	0
Balance at Jun. 30, 2013	181,456,000								176,000	(1,707,000)	143,328,000			39,659,000
Common stock, balance (in shares) at Jun. 30, 2013	17,604,236								17,604,000
Balance at Dec. 31, 2012 (Scenario, Previously Reported)									250		3,232,645
Balance at Dec. 31, 2012	55,248,947				32,999,990				28,000	(1,820,000)	3,205,000			20,836,062
Common stock, balance (in shares) at Dec. 31, 2012 (Scenario, Previously Reported)									3,464,798
Preferred stock, balance (in shares) at Dec. 31, 2012	8,342,112				8,342,112
Common stock, balance (in shares) at Dec. 31, 2012	3,464,798								2,834,000
Net income	20,533,000													20,533,000
Stock option expense	1,615,000										1,615,000
Issuance of stock warrant	1,522,000										1,522,000
Issuance of common stock under discretionary incentive plan	438,000									113,000	325,000
Issuance of common stock under discretionary incentive plan (in shares)									39,000
Preferred stock dividends	(27,000)													(27,000)
Conversion of preferred stock to common stock					(32,999,990)				84,000		32,916,000
Conversion of preferred stock to common stock (in shares)					(8,342,112)				8,342,112
Issuance of common stock under Rule 144A offering, net of initial purchaser's discount, placement fee and equity issuance costs	104,608,000								64,000		104,544,000
Issuance of common stock under Rule 144A offering, net of initial purchaser's discount, placement fee and equity issuance costs (in shares)									6,389,000
Purchases of treasury stock (in shares)	0
Balance at Sep. 30, 2013	$ 183,938,000								$ 176,000	$ (1,707,000)	$ 144,127,000			$ 41,342,000
Preferred stock, balance (in shares) at Sep. 30, 2013	0
Common stock, balance (in shares) at Sep. 30, 2013	17,604,236								17,604,000